Balance Sheet Details (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid clinical costs	$ 71,250		$ 488,614
Other prepaid expenses & current assets	81,387	73,132	148,728
Total prepaid expenses & current assets	$ 152,637	$ 73,132	$ 637,342